UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Large Cap Equity Fund

Dreyfus Large Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Large Cap Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Don Sauber, and Thomas Lee, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Large Cap Equity Fund’s Class A shares achieved a total return of 3.83%, Class C shares returned 3.35%, Class I shares returned 3.92%, and Class Y shares returned 3.95%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, provided a total return of 2.65% for the same period.2

Stocks produced mild gains in a volatile market over the reporting period amid rising corporate earnings, higher interest rates, and concerns regarding U.S. trade policies. The fund outperformed the Index, mainly due to favorable security selections in the information technology, health care, energy, and utilities sectors.

As of February 22, 2018, Don Sauber and Thomas Lee became primary portfolio managers for the fund.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (those with market capitalizations of $5 billion or more at the time of purchase).

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political, and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies that we believe offer one or more of the following characteristics: earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value versus history and peers, and strong or improving financial condition.

Market Volatility Increased Despite Positive Economic Trends

A positive economic backdrop supported U.S. equity markets at the start of 2018, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board. Enactment of corporate tax cuts in late December 2017 sparked additional market gains, driving the Index to new all-time highs in January.

Economic data in January indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes began to weigh on market sentiment in February, sparking renewed volatility. In March, political rhetoric regarding potentially protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including exporters. The election of populist governments in Europe also contributed to heightened volatility, which persisted through the remainder of the reporting period.

In this environment, large-cap stocks generally lagged their more domestically oriented small- and mid-cap counterparts, while growth stocks handily outperformed value-oriented stocks.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Bolstered Fund Performance

The fund’s strong performance compared to the Index was mainly the result of favorable stock selections. In the information technology sector, a number of semiconductor companies and software developers advanced strongly amid robust demand from companies engaged in artificial intelligence, online gaming, data analytics, and digital marketing. Some of the fund’s better-performing technology holdings included chipmakers Micron Technology and NVIDIA, as well as software producers Adobe Systems, Electronic Arts, salesforce.com and Splunk. In the health care sector, Align Technology reported strong sales of its clear orthodontic braces. Results in the energy sector were buoyed by oil refiners Valero Energy and Andeavor in an environment of rising oil prices and industry consolidation.

The fund further benefited from underweighted exposure to the lagging utilities sector. In addition, strong individual stock selections in the utilities sector included Exelon, which reported higher power prices, a reduced debt load, and a more business-friendly regulatory environment; and Sempra Energy, where investors responded positively to an activist shareholder’s proposal for improved operations.

Disappointments during the reporting period were concentrated mainly in the consumer discretionary sector. Media giant Comcast lost value in the midst of a bidding war for a major film production studio. MGM Resorts International was hurt by declining revenues in its Macau casino and a delayed turnaround of its facility in Las Vegas. Coffee retailer Starbucks struggled with sluggish sales and management turnover.

A Constructive Outlook

Despite ongoing market volatility due to rising interest rates and more protectionist U.S. trade policies, we remain optimistic about the prospects for large-cap stocks. Synchronized global economic growth, strong corporate earnings, and elevated levels of capital investment seem likely to support stock prices. We have continued to favor companies that, in our analysis, can grow independent of macroeconomic factors through company- and industry-specific factors such as turnaround strategies, industry consolidation, and shareholder-friendly activities. As of midyear, we have identified an ample number of investments meeting our criteria in the information technology, materials, and energy sectors, but relatively few in the financials, health care, and utilities sectors.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The return figure provided for Class C reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s Class C return would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.51	$9.58	$3.94	$3.74
Ending value (after expenses)	$1,038.30	$1,033.50	$1,039.20	$1,039.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.46	$9.49	$3.91	$3.71
Ending value (after expenses)	$1,019.39	$1,015.37	$1,020.93	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Class A, 1.90% for Class C, .78% for Class I and .74% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 4.8%
Bank of America	436,320		12,299,861
JPMorgan Chase & Co.	107,172		11,167,322
SVB Financial Group	22,627	[a]	6,533,772
			30,000,955
Capital Goods - 7.5%
Boeing	16,802		5,637,239
Deere & Co.	51,202		7,158,040
Eaton	70,200		5,246,748
Honeywell International	66,233		9,540,864
Illinois Tool Works	69,527		9,632,270
Ingersoll-Rand	106,820		9,584,959
			46,800,120
Consumer Durables & Apparel - 1.8%
NIKE, Cl. B	137,494		10,955,522
Consumer Services - 2.6%
MGM Resorts International	256,250		7,438,937
Yum! Brands	107,550		8,412,561
			15,851,498
Diversified Financials - 7.1%
Ally Financial	341,110		8,960,960
Charles Schwab	152,910		7,813,701
Intercontinental Exchange	104,820		7,709,511
Invesco	282,236		7,496,188
Synchrony Financial	178,930		5,972,683
Voya Financial	134,040		6,299,880
			44,252,923
Energy - 6.9%
Anadarko Petroleum	104,880		7,682,460
Andeavor	52,459		6,881,572
Chevron	70,030		8,853,893
Exxon Mobil	88,360		7,310,023
Pioneer Natural Resources	32,872		6,220,697
Valero Energy	54,257		6,013,303
			42,961,948
Food & Staples Retailing - 1.1%
Costco Wholesale	31,219		6,524,147
Food, Beverage & Tobacco - 4.8%
Constellation Brands, Cl. A	33,705		7,377,013
Mondelez International, Cl. A	182,288		7,473,808
Monster Beverage	118,357	[a]	6,781,856

6

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Food, Beverage & Tobacco - 4.8% (continued)
Philip Morris International	103,001		8,316,301
			29,948,978
Health Care Equipment & Services - 6.7%
Abbott Laboratories	98,970		6,036,180
Align Technology	27,467	[a]	9,397,559
Medtronic	84,688		7,250,140
Stryker	22,141		3,738,729
UnitedHealth Group	60,685		14,888,458
			41,311,066
Household & Personal Products - 1.1%
Colgate-Palmolive	55,570		3,601,492
Procter & Gamble	36,995		2,887,830
			6,489,322
Insurance - .8%
Hartford Financial Services Group	101,330		5,181,003
Materials - 3.1%
Celanese, Ser. A	72,062		8,003,206
DowDuPont	99,920		6,586,726
Nucor	76,880		4,805,000
			19,394,932
Media - 2.6%
Comcast, Cl. A	266,712		8,750,821
Walt Disney	67,289		7,052,560
			15,803,381
Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
Alexion Pharmaceuticals	28,647	[a]	3,556,525
Allergan	37,813		6,304,183
Biogen	10,501	[a]	3,047,810
Bristol-Myers Squibb	67,490		3,734,897
Exact Sciences	75,025	[a,b]	4,485,745
Gilead Sciences	86,520		6,129,077
Johnson & Johnson	42,362		5,140,205
Merck & Co.	85,990		5,219,593
Pfizer	102,588		3,721,893
			41,339,928
Real Estate - 2.7%
American Tower	70,749	[c]	10,199,883
Equinix	15,523	[c]	6,673,182
			16,873,065
Retailing - 6.2%
Amazon.com	16,697	[a]	28,381,561
Home Depot	50,508		9,854,111
			38,235,672

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom		19,217		4,662,813
Lam Research		36,922		6,381,968
Marvell Technology Group		329,459	[b]	7,063,601
Micron Technology		164,231	[a]	8,612,274
NVIDIA		76,154		18,040,883
				44,761,539
Software & Services - 17.6%
Adobe Systems		76,965	[a]	18,764,837
Alphabet, Cl. A		15,876	[a]	17,927,020
Atlassian, Cl. A		117,357	[a,b]	7,337,160
Electronic Arts		73,106	[a]	10,309,408
Facebook, Cl. A		39,913	[a]	7,755,894
Microsoft		76,047		7,498,995
salesforce.com		81,603	[a]	11,130,649
Splunk		91,337	[a]	9,052,410
Visa, Cl. A		94,690	[b]	12,541,690
Worldpay, Cl. A		86,340	[a]	7,060,885
				109,378,948
Technology Hardware & Equipment - 2.7%
Apple		56,201		10,403,367
Corning		240,008		6,602,620
				17,005,987
Telecommunication Services - 1.9%
AT&T		169,444		5,440,847
T-Mobile US		110,763	[a]	6,618,089
				12,058,936
Transportation - 1.5%
CSX		150,340		9,588,685
Utilities - 2.1%
Exelon		140,920		6,003,192
NextEra Energy		40,125		6,702,079
				12,705,271
Total Common Stocks (cost $422,781,338)				617,423,826
	7-Day Yield (%)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,996,815)	1.83	2,996,815	[d]	2,996,815

8

Description	7-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $26,861)	1.85	26,861	[d]	26,861
Total Investments (cost $425,805,014)		100.0%		620,447,502
Cash and Receivables (Net)		.0%		112,365
Net Assets		100.0%		620,559,867

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $19,435,788 and the value of the collateral held by the fund was $19,997,193, consisting of cash collateral of $26,861 and U.S. Government & Agency securities valued at $19,970,332.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	17.6
Capital Goods	7.5
Semiconductors & Semiconductor Equipment	7.2
Diversified Financials	7.1
Energy	6.9
Pharmaceuticals, Biotechnology & Life Sciences	6.7
Health Care Equipment & Services	6.7
Retailing	6.2
Banks	4.8
Food, Beverage & Tobacco	4.8
Materials	3.1
Technology Hardware & Equipment	2.7
Real Estate	2.7
Consumer Services	2.6
Media	2.6
Utilities	2.1
Telecommunication Services	1.9
Consumer Durables & Apparel	1.8
Transportation	1.5
Food & Staples Retailing	1.1
Household & Personal Products	1.1
Insurance	.8
Money Market Investments	.5
100.0

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17 ($)	Purchases ($)	Sales ($)	Value 6/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	5,214,457	29,108,451	34,296,047	26,861.0		—
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,208,568	25,935,540	25,147,293	2,996,815.5		21,353
Total	7,423,025	55,043,991	59,443,340	3,023,676.5		21,353

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,435,788)—Note 1(b):
Unaffiliated issuers	422,781,338	617,423,826
Affiliated issuers	3,023,676	3,023,676
Cash		277,427
Receivable for investment securities sold		7,527,944
Dividends and securities lending income receivable		443,294
Receivable for shares of Common Stock subscribed		24,827
Prepaid expenses		27,737
		628,748,731
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		382,981
Payable for investment securities purchased		7,673,461
Payable for shares of Common Stock redeemed		72,117
Liability for securities on loan—Note 1(b)		26,861
Directors fees and expenses payable		1,911
Accrued expenses		31,533
		8,188,864
Net Assets ($)		620,559,867
Composition of Net Assets ($):
Paid-in capital		401,283,050
Accumulated undistributed investment income—net		1,619,389
Accumulated net realized gain (loss) on investments		23,014,940
Accumulated net unrealized appreciation (depreciation) on investments		194,642,488
Net Assets ($)		620,559,867

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,701,071	224,816	49,495,066	566,138,914
Shares Outstanding	225,292	10,701	2,242,333	25,665,432
Net Asset Value Per Share ($)	20.87	21.01	22.07	22.06

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,887,942
Affiliated issuers	21,353
Income from securities lending—Note 1(b)	10,421
Total Income	3,919,716
Expenses:
Management fee—Note 3(a)	2,167,303
Professional fees	43,616
Registration fees	32,758
Directors’ fees and expenses—Note 3(d)	26,937
Shareholder servicing costs—Note 3(c)	20,493
Loan commitment fees—Note 2	5,744
Custodian fees—Note 3(c)	1,053
Distribution fees—Note 3(b)	859
Prospectus and shareholders’ reports	605
Miscellaneous	20,644
Total Expenses	2,320,012
Less—reduction in expenses due to undertaking—Note 3(a)	(176)
Less—reduction in fees due to earnings credits—Note 3(c)	(583)
Net Expenses	2,319,253
Investment Income—Net	1,600,463
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,831,568
Net unrealized appreciation (depreciation) on investments	(1,638,743)
Net Realized and Unrealized Gain (Loss) on Investments	22,192,825
Net Increase in Net Assets Resulting from Operations	23,793,288

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	1,600,463	4,687,371
Net realized gain (loss) on investments	23,831,568	25,255,026
Net unrealized appreciation (depreciation) on investments	(1,638,743)	93,078,109
Net Increase (Decrease) in Net Assets Resulting from Operations	23,793,288	123,020,506
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(20,075)
Class I	(6,799)	(340,409)
Class Y	(258,130)	(4,185,593)
Net realized gain on investments:
Class A	(78,162)	(138,146)
Class C	(3,703)	(9,394)
Class I	(773,926)	(1,607,334)
Class Y	(8,815,128)	(17,482,737)
Total Distributions	(9,935,848)	(23,783,688)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	888,723	1,746,481
Class C	3,609	18,650
Class I	4,435,642	16,281,967
Class Y	31,738,000	72,723,252
Distributions reinvested:
Class A	70,266	138,312
Class C	2,094	5,672
Class I	716,350	1,800,874
Class Y	4,408,779	9,273,135
Cost of shares redeemed:
Class A	(535,651)	(1,499,782)
Class C	(12,348)	(310,327)
Class I	(6,203,583)	(16,099,990)
Class Y	(34,685,636)	(66,580,490)
Increase (Decrease) in Net Assets from Capital Stock Transactions	826,245	17,497,754
Total Increase (Decrease) in Net Assets	14,683,685	116,734,572
Net Assets ($):
Beginning of Period	605,876,182	489,141,610
End of Period	620,559,867	605,876,182
Undistributed investment income—net	1,619,389	283,855

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	41,316	92,637
Shares issued for distributions reinvested	3,375	6,896
Shares redeemed	(25,953)	(80,795)
Net Increase (Decrease) in Shares Outstanding	18,738	18,738
Class Ca
Shares sold	170	1,027
Shares issued for distributions reinvested	100	288
Shares redeemed	(581)	(16,262)
Net Increase (Decrease) in Shares Outstanding	(311)	(14,947)
Class Ib
Shares sold	199,973	856,112
Shares issued for distributions reinvested	32,547	85,313
Shares redeemed	(284,239)	(814,806)
Net Increase (Decrease) in Shares Outstanding	(51,719)	126,619
Class Yb
Shares sold	1,438,336	3,669,456
Shares issued for distributions reinvested	200,490	439,465
Shares redeemed	(1,579,338)	(3,375,678)
Net Increase (Decrease) in Shares Outstanding	59,488	733,243

[a]	During the period ended December 31, 2017, 255 Class C shares representing $5,406 were automatically converted to 257 Class A shares.
[b]

During the period ended June 30, 2018, 183,265 Class Y shares representing $4,066,361 were exchanged for 183,150 Class I shares and during the period ended December 31, 2017, 358,753 Class Y shares representing $7,030,740 were exchanged for 358,726 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2018		Year Ended December 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	20.43	17.06	15.67	16.12	15.06	11.38
Investment Operations:
Investment income—net[a]	.02	.10	.11	.12	.11	.11
Net realized and unrealized gain (loss) on investments	.76	4.07	1.61	.27	1.33	3.69
Total from Investment Operations	.78	4.17	1.72	.39	1.44	3.80
Distributions:
Dividends from investment income—net	–	(.10)	(.12)	(.11)	(.20)	(.12)
Dividends from net realized gain on investments	(.34)	(.70)	(.21)	(.73)	(.18)	–
Total Distributions	(.34)	(.80)	(.33)	(.84)	(.38)	(.12)
Net asset value, end of period	20.87	20.43	17.06	15.67	16.12	15.06
Total Return (%)[b]	3.83[c]	24.55	10.93	2.55	9.58	33.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[d]	1.10	1.11	1.09	1.13	1.19
Ratio of net expenses to average net assets	1.09[d]	1.09	1.10	1.09	1.11	1.13
Ratio of net investment income to average net assets	.19[d]	.52	.72	.69	.72	.81
Portfolio Turnover Rate	20.80[c]	39.19	46.42	50.77	57.11	66.65
Net Assets, end of period ($ x 1,000)	4,701	4,220	3,204	3,064	2,262	1,501

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	20.66	17.28	15.89	16.35	15.22	11.57
Investment Operations:
Investment income (loss)—net[a]	(.07)	(.04)	(.01)	(.02)	(.00)[b]	.01
Net realized and unrealized gain (loss) on investments	.76	4.12	1.61	.29	1.33	3.74
Total from Investment Operations	.69	4.08	1.60	.27	1.33	3.75
Distributions:
Dividends from investment income—net	–	–	–	–	(.02)	(.10)
Dividends from net realized gain on investments	(.34)	(.70)	(.21)	(.73)	(.18)	–
Total Distributions	(.34)	(.70)	(.21)	(.73)	(.20)	(.10)
Net asset value, end of period	21.01	20.66	17.28	15.89	16.35	15.22
Total Return (%)[c]	3.35[d]	23.71	10.03	1.76	8.74	32.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[e]	1.98	1.95	1.93	2.05	2.03
Ratio of net expenses to average net assets	1.90[e]	1.84	1.86	1.87	1.89	1.90
Ratio of net investment income (loss) to average net assets	(.64)[e]	(.23)	(.05)	(.11)	(.00)[f]	.07
Portfolio Turnover Rate	20.80[d]	39.19	46.42	50.77	57.11	66.65
Net Assets, end of period ($ x 1,000)	225	227	449	511	515	287

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

16

Six Months Ended
June 30, 2018		Year Ended December 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	21.57	17.96	16.48	16.92	15.81	11.95
Investment Operations:
Investment income—net[a]	.05	.16	.18	.18	.17	.16
Net realized and unrealized gain (loss) on investments	.79	4.30	1.68	.29	1.40	3.88
Total from Investment Operations	.84	4.46	1.86	.47	1.57	4.04
Distributions:
Dividends from investment income—net	(.00)[b]	(.15)	(.17)	(.18)	(.28)	(.18)
Dividends from net realized gain on investments	(.34)	(.70)	(.21)	(.73)	(.18)	–
Total Distributions	(.34)	(.85)	(.38)	(.91)	(.46)	(.18)
Net asset value, end of period	22.07	21.57	17.96	16.48	16.92	15.81
Total Return (%)	3.92[c]	24.95	11.23	2.91	9.95	34.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[d]	.79	.76	.75	.76	.78
Ratio of net expenses to average net assets	.78[d]	.79	.76	.75	.76	.78
Ratio of net investment income to average net assets	.48[d]	.82	1.17	1.03	1.05	1.14
Portfolio Turnover Rate	20.80[c]	39.19	46.42	50.77	57.11	66.65
Net Assets, end of period ($ x 1,000)	49,495	49,475	38,922	454,240	448,585	382,652

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2018		Year Ended December 31,
Class Y Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	21.56	17.95	16.48	16.35
Investment Operations:
Investment income—net[b]	.06	.17	.17	.05
Net realized and unrealized gain (loss) on investments	.79	4.31	1.69	.98
Total from Investment Operations	.85	4.48	1.86	1.03
Distributions:
Dividends from investment income—net	(.01)	(.17)	(.18)	(.17)
Dividends from net realized gain on investments	(.34)	(.70)	(.21)	(.73)
Total Distributions	(.35)	(.87)	(.39)	(.90)
Net asset value, end of period	22.06	21.56	17.95	16.48
Total Return (%)	3.95[c]	25.04	11.25	6.46[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[d]	.76	.76	.75[d]
Ratio of net expenses to average net assets	.74[d]	.76	.76	.75[d]
Ratio of net investment income to average net assets	.52[d]	.85	1.02	1.14[d]
Portfolio Turnover Rate	20.80[c]	39.19	46.42	50.77
Net Assets, end of period ($ x 1,000)	566,139	551,954	446,567	1

a From October 1, 2015 (commencement of initial offering) to December 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

20

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	610,086,666	—	—	610,086,666
Equity Securities - Foreign Common Stocks†	7,337,160	—	—	7,337,160
Registered Investment Companies	3,023,676	—	—	3,023,676

†  See Statement of Investments for additional detailed categorizations.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

22

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $2,224 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $8,437,147 and long-term capital gains $15,346,541. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2―Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2018 through May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after May 1, 2019, Dreyfus may terminate this expense limitation agreement at any time. On or after May 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $176 during the period ended June 30, 2018.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2018, Class C shares were charged $859 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2018, Class A and Class C shares were charged $5,876 and $286, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances

24

are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $7,474 for transfer agency services and $583 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $583.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $1,053 pursuant to the custody agreement.

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $364,683, Distribution Plan fees $141, Shareholder Services Plan fees $1,029, custodian fees $7,593, Chief Compliance Officer fees $6,320 and transfer agency fees $3,249, which are offset against an expense reimbursement currently in effect in the amount of $34.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4―Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2018, amounted to $127,977,396 and $135,090,457, respectively.

At June 30, 2018, accumulated net unrealized appreciation on investments was $194,642,488, consisting of $200,246,361 gross unrealized appreciation and $5,603,873 gross unrealized depreciation.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking highest in the Performance Group in several periods), except for the ten-year period when it was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and slightly above the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed, until May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

28

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Large Cap Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLQAX Class C: DEYCX Class I: DLQIX Class Y: DLACX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6535SA0618

Dreyfus Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Large Cap Growth Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Don Sauber, and Thomas Lee, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Large Cap Growth Fund’s Class A shares achieved a total return of 8.34%, Class C shares returned 7.96%, Class I shares returned 8.48%, and Class Y shares returned 8.48%.1 In comparison, the Russell 1000® Growth Index (the “Index”), the fund’s benchmark, produced a total return of 7.25% for the same period.2

Large-cap growth stocks produced strong gains in a volatile market over the first half of 2018 in an environment of rising corporate earnings and synchronized global economic growth. The fund outperformed the Index, mainly due to favorable security selections in the consumer discretionary, information technology, health care, and energy sectors.

As of February 22, 2018, Don Sauber became a primary portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (those with market capitalizations of $5 billion or more at the time of purchase).

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation. With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental financial analysis is used to identify companies we believe offer one or more of the following characteristics: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

Market Volatility Spiked Despite Positive Economic Trends

A positive economic backdrop supported U.S. equity markets at the start of 2018, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board. Enactment of corporate tax cuts as part of major tax reform legislation in late December 2017 sparked additional market gains, driving the Index to new all-time highs in January. Economic data at the time indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear.

However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes began to weigh on market sentiment in February, sparking renewed volatility. In March, political rhetoric regarding potentially protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including exporters. The election of populist governments in Europe also contributed to heightened volatility, which persisted through the remainder of the reporting period.

In this environment, large-cap stocks generally lagged their more domestically oriented small- and mid-cap counterparts, while growth stocks handily outperformed value-oriented stocks.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Bolstered Fund Performance

The fund’s strong performance compared to the Index was mainly the result of favorable stock selections. In the consumer discretionary sector, Internet retail giant Amazon.com continued to benefit from greater adoption of online shopping, and media services provider Netflix saw robust demand for its subscription-based streaming service. Among information technology companies, a number of semiconductor manufacturers and software developers advanced strongly amid rising demand from companies engaged in artificial intelligence, online gaming, data analytics, and digital marketing. Some of the fund’s better-performing technology holdings included chipmakers Micron Technology and NVIDIA Corporation, as well as software producers Adobe Systems, Electronic Arts, salesforce.com, Splunk, and Atlassian. In the health care sector, Align Technology reported strong sales of its clear orthodontic braces. Results in the energy sector were buoyed by exploration-and-production companies Diamondback Energy and Continental Resources, which benefited from higher oil prices.

Disappointments during the reporting period were concentrated mainly in the consumer staples and financials sectors. Tobacco producer Philip Morris International reported sluggish sales growth in overseas markets, and household products maker Colgate-Palmolive struggled with higher raw material costs. Meanwhile, investment manager Invesco reported weaker-than-expected organic growth, and its management issued a more cautious business forecast.

A Constructive Outlook

Despite ongoing market volatility due to rising interest rates, intensifying inflationary pressures, and more protectionist U.S. trade policies, we remain optimistic about the prospects for large-cap stocks. Synchronized global economic growth, strong corporate earnings, and elevated levels of capital investment seem likely to support stock prices. We have continued to favor growth companies that, in our analysis, can flourish independent of macroeconomic factors through company- and industry-specific factors such as turnaround strategies, industry consolidation, and shareholder-friendly activities. As of midyear, we have identified an ample number of stocks meeting our investment criteria in the consumer discretionary, information technology, energy, and health care sectors, but relatively few in the real estate, telecommunication services, financials, and industrials sectors.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.94	$9.80	$4.65	$4.65
Ending value (after expenses)	$1,083.40	$1,079.60	$1,084.80	$1,084.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.49	$4.51	$4.51
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.33	$1,020.33

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Capital Goods - 11.1%
3M	4,768		937,961
Boeing	4,446		1,491,678
Honeywell International	7,124		1,026,212
Illinois Tool Works	7,181		994,856
Ingersoll-Rand	14,310		1,284,036
Lockheed Martin	3,073		907,856
Roper Technologies	3,153		869,944
			7,512,543
Consumer Durables & Apparel - 1.6%
NIKE, Cl. B	13,159		1,048,509
Consumer Services - 3.1%
MGM Resorts International	23,170		672,625
Six Flags Entertainment	9,516	[a]	666,596
Yum! Brands	9,464		740,274
			2,079,495
Diversified Financials - 3.0%
Charles Schwab	13,107		669,768
CME Group	3,987		653,549
Invesco	25,294		671,809
			1,995,126
Energy - 1.8%
Continental Resources	10,350	[b]	670,266
Diamondback Energy	4,284	[a]	563,646
			1,233,912
Food & Staples Retailing - 1.3%
Costco Wholesale	4,050		846,369
Food, Beverage & Tobacco - 3.8%
Constellation Brands, Cl. A	3,435		751,818
Mondelez International, Cl. A	18,438		755,958
Monster Beverage	11,369	[b]	651,444
Philip Morris International	5,209		420,575
			2,579,795
Health Care Equipment & Services - 5.6%
Align Technology	4,067	[b]	1,391,483
Medtronic	7,945		680,171
UnitedHealth Group	6,999		1,717,135
			3,788,789
Household & Personal Products - .6%
Colgate-Palmolive	6,684		433,190
Materials - 2.6%
Celanese, Ser. A	9,678		1,074,839

6

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Materials - 2.6% (continued)
FMC	7,702		687,095
			1,761,934
Media - 2.0%
Comcast, Cl. A	20,067		658,398
Walt Disney	6,444		675,396
			1,333,794
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
Agilent Technologies	9,544		590,201
Alexion Pharmaceuticals	4,655	[b]	577,918
Allergan	4,366		727,900
Biogen	992	[b]	287,918
Bristol-Myers Squibb	13,104		725,175
Celgene	3,695	[b]	293,457
Exact Sciences	14,725	[b]	880,408
Gilead Sciences	9,844		697,349
Vertex Pharmaceuticals	3,480	[b]	591,461
			5,371,787
Real Estate - 1.3%
Equinix	2,091	[c]	898,900
Retailing - 12.1%
Amazon.com	2,480	[b]	4,215,504
Booking Holdings	427	[b]	865,567
Lowe's	6,755		645,575
Netflix	4,101	[b]	1,605,254
The TJX Companies	8,503		809,316
			8,141,216
Semiconductors & Semiconductor Equipment - 9.7%
Analog Devices	7,375		707,410
Broadcom	3,090		749,758
Lam Research	5,204	[a]	899,511
Marvell Technology Group	35,939	[a]	770,532
Micron Technology	22,047	[b]	1,156,145
NVIDIA	9,439		2,236,099
			6,519,455
Software & Services - 24.2%
Adobe Systems	7,928	[b]	1,932,926
Alphabet, Cl. A	3,081	[b]	3,479,034
Atlassian Corp., Cl. A	14,671	[a,b]	917,231
Black Knight	12,730	[b]	681,692
Electronic Arts	7,111	[b]	1,002,793
Facebook, Cl. A	7,935	[b]	1,541,929
Microsoft	26,343		2,597,683
salesforce.com	9,893	[b]	1,349,405

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 24.2% (continued)
Splunk		10,595	[b]	1,050,070
Visa, Cl. A		13,206	[a]	1,749,135
				16,301,898
Technology Hardware & Equipment - 7.9%
Apple		20,901		3,868,984
Arista Networks		2,588	[b]	666,384
Corning		28,860		793,939
				5,329,307
Total Common Stocks (cost $42,733,006)				67,176,019
	7-Day Yield (%)
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $229,784)	1.83	229,784	[d]	229,784

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $472,700)	1.85	472,700	[d]	472,700
Total Investments (cost $43,435,490)		100.8%		67,878,503
Liabilities, Less Cash and Receivables		(.8%)		(511,710)
Net Assets		100.0%		67,366,793

a Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $4,244,937 and the value of the collateral held by the fund was $4,344,706, consisting of cash collateral of $472,700 and U.S. Government & Agency securities valued at $3,872,006.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

8

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	24.2
Retailing	12.1
Capital Goods	11.1
Semiconductors & Semiconductor Equipment	9.7
Pharmaceuticals, Biotechnology & Life Sciences	8.0
Technology Hardware & Equipment	7.9
Health Care Equipment & Services	5.6
Food, Beverage & Tobacco	3.8
Consumer Services	3.1
Diversified Financials	3.0
Materials	2.6
Media	2.0
Energy	1.8
Consumer Durables & Apparel	1.6
Real Estate	1.3
Food & Staples Retailing	1.3
Money Market Investments	1.1
Household & Personal Products	.6
100.8

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17 ($)	Purchases ($)	Sales ($)	Value 6/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	259,616	5,974,510	6,004,342	229,784.4		3,916
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	5,809,214	5,336,514	472,700.7		-
Total	259,616	11,783,724	11,340,856	702,484	1.1	3,916

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,244,937)—Note 1(b):
Unaffiliated issuers	42,733,006	67,176,019
Affiliated issuers	702,484	702,484
Cash		5,367
Dividends and securities lending income receivable		22,090
Receivable for shares of Common Stock subscribed		2,076
Prepaid expenses		29,390
		67,937,426
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		38,631
Liability for securities on loan—Note 1(b)		472,700
Payable for shares of Common Stock redeemed		24,791
Directors fees and expenses payable		278
Accrued expenses		34,233
		570,633
Net Assets ($)		67,366,793
Composition of Net Assets ($):
Paid-in capital		41,602,686
Accumulated undistributed investment income—net		15,468
Accumulated net realized gain (loss) on investments		1,305,626
Accumulated net unrealized appreciation (depreciation) on investments		24,443,013
Net Assets ($)		67,366,793

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	13,142,909	2,035,976	31,211,219	20,976,689
Shares Outstanding	1,027,289	166,252	2,365,224	1,589,115
Net Asset Value Per Share ($)	12.79	12.25	13.20	13.20

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	323,879
Affiliated issuers	3,916
Income from securities lending—Note 1(b)	2,168
Total Income	329,963
Expenses:
Management fee—Note 3(a)	222,746
Professional fees	47,463
Shareholder servicing costs—Note 3(c)	34,782
Registration fees	30,052
Prospectus and shareholders’ reports	9,569
Distribution fees—Note 3(b)	7,886
Custodian fees—Note 3(c)	7,706
Directors’ fees and expenses—Note 3(d)	2,946
Loan commitment fees—Note 2	339
Miscellaneous	20,940
Total Expenses	384,429
Less—reduction in expenses due to undertaking—Note 3(a)	(71,817)
Less—reduction in fees due to earnings credits—Note 3(c)	(431)
Net Expenses	312,181
Investment Income—Net	17,782
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,488,860
Net unrealized appreciation (depreciation) on investments	3,482,310
Net Realized and Unrealized Gain (Loss) on Investments	4,971,170
Net Increase in Net Assets Resulting from Operations	4,988,952

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	17,782	151,526
Net realized gain (loss) on investments	1,488,860	2,109,092
Net unrealized appreciation (depreciation) on investments	3,482,310	9,839,171
Net Increase (Decrease) in Net Assets Resulting from Operations	4,988,952	12,099,789
Distributions to Shareholders from ($):
Investment income—net:
Class A	(972)	(16,621)
Class I	(20,892)	(62,702)
Class Y	(14,117)	(42,116)
Net realized gain on investments:
Class A	(65,725)	(331,983)
Class C	(12,096)	(66,585)
Class I	(156,923)	(820,528)
Class Y	(106,034)	(551,134)
Total Distributions	(376,759)	(1,891,669)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,765,066	4,852,635
Class C	76,662	760,281
Class I	5,160,018	13,392,906
Class Y	2,724,310	1,900,146
Distributions reinvested:
Class A	61,477	318,631
Class C	7,209	39,845
Class I	174,443	861,359
Class Y	71,630	379,368
Cost of shares redeemed:
Class A	(1,303,509)	(5,600,313)
Class C	(275,489)	(588,476)
Class I	(3,260,809)	(4,931,743)
Class Y	(1,447,396)	(1,350,512)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,753,612	10,034,127
Total Increase (Decrease) in Net Assets	9,365,805	20,242,247
Net Assets ($):
Beginning of Period	58,000,988	37,758,741
End of Period	67,366,793	58,000,988
Undistributed investment income—net	15,468	33,667

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	219,482	439,911
Shares issued for distributions reinvested	4,875	26,641
Shares redeemed	(102,341)	(546,698)
Net Increase (Decrease) in Shares Outstanding	122,016	(80,146)
Class Ca
Shares sold	6,535	72,296
Shares issued for distributions reinvested	596	3,465
Shares redeemed	(22,988)	(54,472)
Net Increase (Decrease) in Shares Outstanding	(15,857)	21,289
Class I
Shares sold	397,342	1,227,790
Shares issued for distributions reinvested	13,418	69,859
Shares redeemed	(253,463)	(425,610)
Net Increase (Decrease) in Shares Outstanding	157,297	872,039
Class Y
Shares sold	211,547	169,401
Shares issued for distributions reinvested	5,510	30,768
Shares redeemed	(111,489)	(117,470)
Net Increase (Decrease) in Shares Outstanding	105,568	82,699

[a]	During the period ended December 31, 2017, 906 Class C shares representing $10,742 were automatically converted to 871 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2018	Year Ended December 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.87	9.55	9.00	8.84	8.96	7.44
Investment Operations:
Investment income (loss)—net[a]	(.01)	.01	.04	.03	.01	.02
Net realized and unrealized gain (loss) on investments	1.00	2.71	.57	.28	1.28	2.61
Total from Investment Operations	.99	2.72	.61	.31	1.29	2.63
Distributions:
Dividends from investment income—net	(.00)[b]	(.02)	(.06)	(.04)	(.00)[b]	(.06)
Dividends from net realized gain on investments	(.07)	(.38)	-	(.11)	(1.41)	(1.05)
Total Distributions	(.07)	(.40)	(.06)	(.15)	(1.41)	(1.11)
Net asset value, end of period	12.79	11.87	9.55	9.00	8.84	8.96
Total Return (%)[c]	8.34[d]	28.44	6.72	3.40	14.49	36.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41[e]	1.41	1.42	1.40	1.51	1.50
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15	1.15	1.19
Ratio of net investment income (loss) to average net assets	(.11)[e]	.12	.41	.37	.12	.29
Portfolio Turnover Rate	23.25[d]	48.04	40.65	63.87	91.53	76.66
Net Assets, end of period ($ x 1,000)	13,143	10,749	9,410	16,467	6,878	1,906

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.41	9.24	8.73	8.60	8.82	7.34
Investment Operations:
Investment (loss)—net[a]	(.05)	(.07)	(.03)	(.03)	(.05)	(.04)
Net realized and unrealized gain (loss) on investments	.96	2.62	.54	.27	1.24	2.57
Total from Investment Operations	.91	2.55	.51	.24	1.19	2.53
Distributions:
Dividends from net realized gain on investments	(.07)	(.38)	-	(.11)	(1.41)	(1.05)
Net asset value, end of period	12.25	11.41	9.24	8.73	8.60	8.82
Total Return (%)[b]	7.96[c]	27.56	5.84	2.71	13.66	34.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.17[d]	2.16	2.21	2.20	2.29	2.31
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss) to average net assets	(.87)[d]	(.61)	(.34)	(.38)	(.60)	(.42)
Portfolio Turnover Rate	23.25[c]	48.04	40.65	63.87	91.53	76.66
Net Assets, end of period ($ x 1,000)	2,036	2,078	1,486	2,130	1,635	315

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.24	9.82	9.23	9.07	9.16	7.61
Investment Operations:
Investment income—net[a]	.01	.04	.06	.06	.03	.05
Net realized and unrealized gain (loss) on investments	1.03	2.79	.59	.27	1.32	2.66
Total from Investment Operations	1.04	2.83	.65	.33	1.35	2.71
Distributions:
Dividends from investment income—net	(.01)	(.03)	(.06)	(.06)	(.03)	(.11)
Dividends from net realized gain on investments	(.07)	(.38)	-	(.11)	(1.41)	(1.05)
Total Distributions	(.08)	(.41)	(.06)	(.17)	(1.44)	(1.16)
Net asset value, end of period	13.20	12.24	9.82	9.23	9.07	9.16
Total Return (%)	8.48[b]	28.77	7.09	3.60	14.79	36.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[c]	1.14	1.16	1.10	1.15	1.14
Ratio of net expenses to average net assets	.90[c]	.90	.90	.90	.90	.93
Ratio of net investment income to average net assets	.14[c]	.39	.65	.61	.32	.55
Portfolio Turnover Rate	23.25[b]	48.04	40.65	63.87	91.53	76.66
Net Assets, end of period ($ x 1,000)	31,211	27,019	13,112	28,054	25,055	26,328

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class Y Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	12.24	9.82	9.23	8.74
Investment Operations:
Investment income—net[b]	.01	.04	.06	.02
Net realized and unrealized gain (loss) on investments	1.03	2.79	.59	.55
Total from Investment Operations	1.04	2.83	.65	.57
Distributions:
Dividends from investment income—net	(.01)	(.03)	(.06)	(.05)
Dividends from net realized gain on investments	(.07)	(.38)	-	(.03)
Total Distributions	(.08)	(.41)	(.06)	(.08)
Net asset value, end of period	13.20	12.24	9.82	9.23
Total Return (%)	8.48[c]	28.77	7.09	6.49[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[d]	1.07	1.10	2.36[d]
Ratio of net expenses to average net assets	.90[d]	.90	.90	.90[d]
Ratio of net investment income to average net assets	.14[d]	.39	.68	.69[d]
Portfolio Turnover Rate	23.25[c]	48.04	40.65	63.87
Net Assets, end of period ($ x 1,000)	20,977	18,155	13,750	1

a From October 1, 2015 (commencement of initial offering) to December 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

20

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	66,258,788	-	-	66,258,788
Equity Securities-Foreign Common Stocks†	917,231	-	-	917,231
Registered Investment Company	702,484	-	-	702,484

† See Statement of Investments for additional detailed categorizations.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon

22

earned $436 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $121,439 and long-term capital gains $1,770,230. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018 the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2018 through May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after May 1, 2019, Dreyfus Corporation may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $71,817 during the period ended June 30, 2018.

During the period ended June 30, 2018, the Distributor retained $5,063 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2018, Class C shares were charged $7,886 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2018, Class A and Class C shares were charged $15,280 and $2,629, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

24

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $3,544 for transfer agency services and $431 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $431.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $7,706 pursuant to the custody agreement.

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $39,460, Distribution Plan fees $1,292, Shareholder Services Plan fees $3,199, custodian fees $8,861, Chief Compliance Officer fees $6,320 and transfer agency fees $2,456, which are offset against an expense reimbursement currently in effect in the amount of $22,957.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2018, amounted to $19,070,890 and $14,613,625, respectively.

At June 30, 2018, accumulated net unrealized appreciation on investments was $24,443,013, consisting of $24,843,377 gross unrealized appreciation and $400,364 gross unrealized depreciation.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the one- and ten-year periods when it was below the Performance Universe median (ranking in the third quartile of the Performance Universe in both periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed

28

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus Large Cap Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DAPAX Class C: DGTCX Class I: DAPIX Class Y: DLCGX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6574SA0618

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 22, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)